Stock-Based Compensation - Summary of Stock Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	$ 5,085	$ 1,376	$ 10,436	$ 2,577	$ 4,082	$ 1,545
Cost of Sales
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	422	93	781	205	331	78
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	1,466	379	3,221	731	1,128	429
Sales and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	767	299	1,643	586	922	508
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	$ 2,430	$ 605	$ 4,791	$ 1,055	$ 1,701	$ 530